Unaudited Condensed Statements of Changes in Shareholders’ Equity (Capital Deficiency) (Parentheticals)	12 Months Ended
Dec. 31, 2021 shares
Moringa Acquisition Corp
Sale of Private Class A ordinary shares	380,000